GOODWILL AND INTANGIBLES, NET	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLES, NET
GOODWILL AND INTANGIBLES, NET

NOTE 5:                                             GOODWILL AND INTANGIBLES, NET

The following tables disclose the carrying value of all the intangible assets:

	Weighted Average Amortization Period	December 31, 2011	January 1, 2011
In thousands
Amortized intangible assets:
Gross carrying amount:
Owned trademarks	4 years	$1,479	$1,479
Customer relationships(a)	13 years	9,478	12,319
Merchandising rights(b)	4 years	17,742	29,048
Other	4 years	2,322	2,322
Subtotal	7 years	31,021	45,168
Accumulated amortization:
Owned trademarks		(1,112)	(753)
Customer relationships		(5,426)	(4,453)
Merchandising rights		(12,837)	(21,744)
Other		(1,792)	(1,643)
Subtotal		(21,167)	(28,593)
Net:
Owned trademarks		367	726
Customer relationships		4,052	7,866
Merchandising rights		4,905	7,304
Other		530	679
Total amortized intangible assets, net		9,854	16,575
Unamortized intangible assets:
Owned trademarks(c)		107,500	210,127
Total intangible assets		117,354	226,702
Goodwill		1,519	1,408
Total goodwill and intangibles, net		$118,873	$228,110

(a)	The decrease in the balance compared to January 1, 2011 primarily reflected the sale of the customer relationships associated with the Company’s former KENSIE and MAC & JAC brands.

(b)

The decrease in the balance compared to January 1, 2011 primarily reflected the sale of an 81.25% interest in the global MEXX business and included non-cash impairment charges of $1.0 million primarily within the Company’s Adelington Design Group & Other segment related to the merchandising rights of its former MONET and former licensed DKNY ® Jeans brands (see Note 1 — Basis of Presentation and Significant Accounting Policies).

(c)

The decrease in the balance compared to January 1, 2011 primarily reflected the sale of an 81.25% interest in the global MEXX business, the sale of the MONET trademark rights in the US and Puerto Rico and the sale of the

KENSIE, KENSIE GIRL and MAC & JAC trademarks (see Note 1 — Basis of Presentation and Significant Accounting Policies).

Amortization expense of intangible assets was $4.4 million, $5.6 million and $14.7 million for the years ended December 31, 2011, January 1, 2011 and January 2, 2010, respectively.

The estimated amortization expense of intangible assets for the next five years is as follows:

Fiscal Year	Amortization Expense
(In millions)
2012	$2.9
2013	2.0
2014	1.6
2015	0.9
2016	0.5

The changes in carrying amount of goodwill for the years ended December 31, 2011 and January 1, 2011 were as follows:

Adelington Design Group & Other
In thousands
Balance as of January 2, 2010	$—
Additional purchase price — Mac & Jac	1,408
Balance as of January 1, 2011	1,408
Additional purchase price — Mac & Jac	179
Translation adjustment	(68)
Balance as of December 31, 2011	$1,519

In the second quarter of 2011, the Company paid $1.6 million of additional purchase price related to its contingent earn-out obligation to the former owners of MAC & JAC.

During 2009, the Company recorded a pretax goodwill impairment charge of $2.8 million associated with contingent consideration for its acquisition of MAC & JAC.